Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	62,733,762
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY